SCHEDULE OF AMOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Amounts Receivable
Trade accounts receivable	$ 961,348	$ 610,443
Sales tax receivable	73,241	39,169
Trade and other receivables	1,034,589	649,612
Current portion	878,389	649,612
Long term portion	$ 156,200